Supplemental Disclosures Of Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Disclosures Of Cash Flow Information [Text Block]

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Interest and income taxes paid are as follows:

	2015	2014	2013
Income taxes paid (refunds received)	159	141	118
Interest paid	43	39	293
Interest received	7	12	6

Non-cash transactions:	2015	2014	2013
Capital lease obligations incurred	105	236	64